Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 1,558	€ 1,524	€ 1,588
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	737	619	621
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	211	193	168
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 610	€ 712	€ 799